Simplify Bond Bull ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 120.6%
U.S. Treasury Bill, 4.33%, 10/28/2025 (a)(b) .................................... $ 28,300,000 $ 28,214,251
U.S. Treasury Bill, 4.19%, 11/13/2025 (a)(b) .................................... 7,500,000 7,464,122
U.S. Treasury Bill, 4.01%, 12/4/2025 (a)(b) ..................................... 7,000,000 6,951,529
U.S. Treasury Bill, 4.00%, 12/11/2025 (a)(b) .................................... 100,250,000 99,490,774
U.S. Treasury Bill, 3.94%, 12/26/2025 (a) ...................................... 1,500,000 1,486,204
Total U.S. Treasury Bills (Cost $143,594,030) ....................................... 143,606,880
Shares
Money Market Fund – 1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $2,023,435) ....................................................... 2,023,435 2,023,435
Notional Amount
Purchased Swaptions – (21.0)%
Calls – Over the Counter – (21.0)%
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Bank of
America) ...................................................... 325,000,000 (1,669,298)
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Goldman
Sachs International) ............................................. 350,000,000 (3,111,764)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Goldman
Sachs International) ............................................. 1,200,000,000 (12,193,629)
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 25,000,000 (417,334)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/17/42 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 700,000,000 (5,636,720)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Nomura
International) ................................................... 175,000,000 (1,944,723)
(24,973,468)
Total Purchased Swaptions (Cost $0) ................................................ (24,973,468)
Total Investments – 101.3%
(Cost $145,617,465) ........................................................... $ 120,656,847
Liabilities in Excess of Other Assets – (1.3)% ......................................... (1,536,499)
Net Assets – 100.0% ............................................................ $ 119,120,348
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $134,815,703 have been pledged as collateral for options as of September 30, 2025.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.

Simplify Bond Bull ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 120.6%
Money Market Fund ........................................................................... 1.7%
Purchased Swaptions .......................................................................... (21.0)%
Total Investments ............................................................................. 101.3%
Liabilities in Excess of Other Assets ............................................................... (1.3)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.